Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
Needham Bank 401(k) Plan
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

NEEDHAM BANK 401(k) PLAN

Schedule H, Line 4i — Schedule of Assets (Held at End of Year)

E.I.N. 84-3556185 Plan Number 003

December 31, 2025

a	b	c	d	e
	Identity of	Description of Investment Including Maturity Date,		Current
	Issue, Borrower, Lessor or Similar Party	Rate of Interest, Collateral, Par or Maturity Value	Cost (1)	Value

		Pooled separate accounts of Principal
		Global Investors Trust Company:
*	Principal Global Investors Trust Company	Blue Chip SA-Z		$ 4,208,159
*	Principal Global Investors Trust Company	Fixed Income SA-Z		252,537
*	Principal Global Investors Trust Company	Equity Income SA-Z		1,848,185
*	Principal Global Investors Trust Company	MidCap Growth SA-Z		671,324
*	Principal Global Investors Trust Company	MidCap S&P 400 Index SA-Z		190,392
*	Principal Global Investors Trust Company	MidCap Value I SA-Z		102,651
*	Principal Global Investors Trust Company	SmallCap Value II SA-Z		27,442

		Collective investment trusts of Principal
		Global Investors Trust Company:
*	Principal Global Investors Trust Company	Lifetime 2015 CIT Tier I		91,107
*	Principal Global Investors Trust Company	Lifetime 2020 CIT Tier I		1,771,796
*	Principal Global Investors Trust Company	Lifetime 2025 CIT Tier I		4,618,879
*	Principal Global Investors Trust Company	Lifetime 2030 CIT Tier I		3,116,538
*	Principal Global Investors Trust Company	Lifetime 2035 CIT Tier I		3,076,313
*	Principal Global Investors Trust Company	Lifetime 2040 CIT Tier I		5,933,740
*	Principal Global Investors Trust Company	Lifetime 2045 CIT Tier I		2,906,482
*	Principal Global Investors Trust Company	Lifetime 2050 CIT Tier I		5,628,352
*	Principal Global Investors Trust Company	Lifetime 2055 CIT Tier I		2,814,529
*	Principal Global Investors Trust Company	Lifetime 2060 CIT Tier I		2,280,662
*	Principal Global Investors Trust Company	Lifetime 2065 CIT Tier I		701,505
*	Principal Global Investors Trust Company	Lifetime 2070 CIT Tier I		343,182
*	Principal Global Investors Trust Company	Lifetime Strategic Income CIT Tier I		592,739

		Mutual funds:
	AB	Bond Inflation Strategy Portfolio		167,890
	Capital Research and Management Co	New World Fund Inc.		362,034
	Dimensional Fund Advisors	US Small Cap Portfolio		1,337,275
	Fidelity Investments	Fidelity 500 Index Fund		6,848,493
	Massachusetts Financial Service Co Institutional Trust	MFS International Equity Fund		1,285,907
	PGIM	High Yield Fund		78,202
	PIMCO	Income Fund		1,205,840
*	Principal Funds Inc	Principal Government Money Market Fund		821,432
	Vanguard Group	Vanguard Explorer Fund		118,635

		Collective investment trust:
*	Principal Life Insurance Company	Principal Fixed Guaranteed Option		1,997,652

	Self-Directed Brokerage Accounts	Self-Directed Brokerage Accounts		567,911

*	NB Bancorp, Inc.	NB Bancorp, Inc. Common Stock		11,892,043

*	Notes receivable from participants	Loans to participants at a fixed rate at the time the loan is made, interest rates ranging from 2.80% to 10.50%.		914,865

				$ 68,774,693

There were no investment assets which were both acquired and disposed of during the Plan year.

* Represents party in interest.

(1) Cost information is not required for participant directed investments.